STOCK AWARDS, WARRANTS AND OPTIONS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Options
Outstanding at Ending of the period	5,004,700
Stock Option [Member]
Options
Outstanding at Beginning of the period	4,888,519	3,679,814
Granted	368,154	1,186,672
Shares Stock Options Assumed From Merger		22,033
Exercised	(15,139)	0
Expired/Cancelled	(236,834)
Outstanding at Ending of the period	5,004,700	4,888,519
Exercisable at December 31, 2014	3,534,533
Weighted Average Exercise Price
Outstanding at Beginning of the period	$ 0.51	$ 0.37
Granted	$ 5.01	$ 0.31
Weighted Average Exercise Price Assumed From Merger		$ 34.15
Exercised	$ 0.32	$ 0
Expired/Cancelled	$ 2.39
Outstanding at Ending of the period	$ 0.75	$ 0.51
Exercisable at December 31, 2014	$ 0.47